UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06397

Fidelity California Municipal Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	August 31, 2019

Item 1.

Reports to Stockholders

Fidelity® California AMT Tax-Free Money Market Fund Semi-Annual Report August 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Institutional and Service Class, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 8/31/19
1 - 7	70.3
8 - 30	5.1
31 - 60	14.9
61 - 90	2.9
91 - 180	0.3
> 180	6.5

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of August 31, 2019
Variable Rate Demand Notes (VRDNs)	24.5%
Tender Option Bond	38.9%
Other Municipal Security	29.3%
Investment Companies	5.8%
Net Other Assets (Liabilities)	1.5%

Current 7-Day Yields

8/31/19
Fidelity® California AMT Tax-Free Money Market Fund	1.03%
Institutional Class	1.12%
Service Class	0.87%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending August 31, 2019, the most recent period shown in the table, would have been 1.08% for Institutional Class and 0.83% for Service Class.

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 24.5%
	Principal Amount (000s)	Value (000s)
Alabama - 0.2%
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.45% 9/6/19, VRDN (a)	$2,600	$2,600
West Jefferson Indl. Dev. Series 2008, 1.45% 9/6/19, VRDN (a)	5,990	5,990
		8,590
Arizona - 0.0%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.4% 9/6/19, VRDN (a)	1,150	1,150
California - 22.5%
California Gen. Oblig. Series 2005 A2-1, 1.35% 9/6/19, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	49,930	49,930
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 K, 1.35% 9/6/19, LOC Mizuho Corporate Bank Ltd., VRDN (a)	58,200	58,200
Series 2005 H, 1.25% 9/6/19, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	66,080	66,080
Series 2005 I, 1.35% 9/6/19, LOC Mizuho Corporate Bank Ltd., VRDN (a)	54,500	54,500
Series 2009 H, 1.2% 9/6/19, LOC Wells Fargo Bank NA, VRDN (a)	9,000	9,000
(Scripps Health Proj.):
Series 2010 B, 1.2% 9/6/19, VRDN (a)	9,050	9,050
Series 2010 C, 1.2% 9/6/19, VRDN (a)	9,110	9,110
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 1.37% 9/6/19, LOC Bank of America NA, VRDN (a)	79,655	79,655
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Chevron U.S.A., Inc. Proj.) Series 2002, 1.24% 9/3/19 (Chevron Corp. Guaranteed), VRDN (a)	6,035	6,035
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series B, 1.19% 9/6/19, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	1,880	1,880
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2011 A, 1.25% 9/6/19, LOC MUFG Union Bank NA, VRDN (a)	4,050	4,050
Irvine Unified School District Cmnty. Facilities District Series 2014 B, 1.19% 9/6/19, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	7,400	7,400
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2019 A:
1.17% 9/3/19 (Liquidity Facility Citibank NA), VRDN (a)	9,940	9,940
1.17% 9/3/19 (Liquidity Facility Toronto-Dominion Bank), VRDN (a)	9,990	9,990
Series 2019 A1, 1.2% 9/3/19 (Liquidity Facility Toronto-Dominion Bank), VRDN (a)	79,200	79,200
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 1.2% 9/6/19, LOC Bank of The West San Francisco, VRDN (a)	25,915	25,915
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2008 A, 1.18% 9/6/19, LOC Bank of America NA, VRDN (a)	48,615	48,615
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2003 A, 1.15% 9/6/19, LOC Citibank NA, VRDN (a)	5,450	5,450
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 1.23% 9/6/19, LOC Wells Fargo Bank NA, VRDN (a)	3,685	3,685
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) 1.24% 9/6/19, LOC Bank of America NA, VRDN (a)	7,165	7,165
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 1.28% 9/6/19, LOC Bank of America NA, VRDN (a)	33,195	33,195
San Bernardino County Flood Cont. District Judgment Oblig. Series 2008, 1.3% 9/6/19, LOC Bank of America NA, VRDN (a)	31,080	31,080
San Diego Hsg. Auth. Multi-family Hsg. Rev. Series 2017 A, 1.22% 9/6/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	43,100	43,100
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Second Series, 1.2% 9/6/19, LOC MUFG Union Bank NA, VRDN (a)	34,300	34,300
Series 2018 C, 1.18% 9/6/19, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	47,330	47,330
San Francisco City & County Multi-family Hsg. Rev.:
Series 2017 B1, 1.21% 9/6/19, LOC Bank of America NA, VRDN (a)	37,995	37,995
Series 2017 B2, 1.21% 9/6/19, LOC Bank of America NA, VRDN (a)	26,230	26,230
Stanislaus County Cap. Impts. Fing. Auth. Rev. Series 2004, 1.36% 9/6/19, LOC Bank of America NA, VRDN (a)	1,325	1,325
FHLMC Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev.:
(Grand Promenade Proj.) 1.31% 9/6/19, LOC Freddie Mac, VRDN (a)	41,100	41,100
(Promenade Towers Proj.) Series 2000, 1.3% 9/6/19, LOC Freddie Mac, VRDN (a)	21,880	21,880
FNMA:
Fresno Multi-family Hsg. Rev.:
(Heron Pointe Apts. Proj.) Series 2001 A, 1.35% 9/6/19, LOC Fannie Mae, VRDN (a)	4,725	4,725
Series 2001 A, 1.35% 9/6/19, LOC Fannie Mae, VRDN (a)	275	275
Sacramento County Hsg. Auth. Multi-family Hsg. Rev. Series 2001 A, 1.35% 9/6/19, LOC Fannie Mae, VRDN (a)	220	220
		867,605
Connecticut - 0.0%
Connecticut Gen. Oblig. Series 2016 C, 1.44% 9/6/19 (Liquidity Facility Bank of America NA), VRDN (a)	480	480
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 1.58% 9/6/19, VRDN (a)	600	600
Series 1999 A, 1.47% 9/6/19, VRDN (a)	800	800
		1,400
Indiana - 0.2%
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.49% 9/6/19, VRDN (a)	5,280	5,280
Series I, 1.49% 9/6/19, VRDN (a)	3,200	3,200
		8,480
Kansas - 0.4%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 1.6% 9/6/19, VRDN (a)	1,000	1,000
Series 2007 B, 1.6% 9/6/19, VRDN (a)	4,300	4,300
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 1.59% 9/6/19, VRDN (a)	900	900
(Western Resources, Inc. Proj.) Series 1994, 1.59% 9/6/19, VRDN (a)	6,800	6,800
		13,000
Louisiana - 0.5%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.47% 9/6/19, VRDN (a)	12,850	12,850
Series 2010 B1, 1.5% 9/6/19, VRDN (a)	6,750	6,750
		19,600
Utah - 0.5%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.46% 9/6/19, VRDN (a)	18,800	18,800
Wyoming - 0.2%
Converse County Poll. Cont. Rev. (PacifiCorp Projs.) Series 1992, 1.44% 9/6/19, VRDN (a)	1,900	1,900
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.42% 9/6/19, VRDN (a)	900	900
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1992 A, 1.44% 9/6/19, VRDN (a)	1,500	1,500
Series 1992 B, 1.44% 9/6/19, VRDN (a)	500	500
Series 1994, 1.44% 9/6/19, VRDN (a)	1,800	1,800
		6,600
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $945,705)		945,705

Tender Option Bond - 38.9%
California - 37.6%
Academy of Motion Picture Arts Participating VRDN Series 2017, 1.35% 9/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,370	1,370
Alameda Corridor Trans. Auth. Rev. Participating VRDN Series Floaters XL 00 85, 1.35% 9/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,875	3,875
Anaheim Elementary School District Participating VRDN Series Floaters XM 07 40, 1.33% 9/6/19 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	4,900	4,900
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series 17 XX 1045, 1.33% 9/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	13,335	13,335
Cabrillo Unified School District Participating VRDN Series 2017 XF 2434, 1.37% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	5,760	5,760
California Dept. of Wtr. Resources Participating VRDN Series MS 3276, 1.38% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	5,000	5,000
California Edl. Facilities Auth. Rev. Participating VRDN:
Series Floaters XF 22 71, 1.31% 9/6/19 (Liquidity Facility Citibank NA) (a)(b)(c)	9,900	9,900
Series Floaters XM 07 34, 1.33% 9/6/19 (Liquidity Facility Cr. Suisse AG) (a)(b)(c)	6,500	6,500
Series XF 24 00, 1.38% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	800	800
California Gen. Oblig. Participating VRDN:
Floater Series XF 05 80, 1.35% 9/6/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	6,750	6,750
Series 15 XF0129, 1.31% 9/6/19 (Liquidity Facility Cr. Suisse AG) (a)(b)(c)	5,900	5,900
Series 15 XF2171, 1.31% 9/6/19 (Liquidity Facility Citibank NA) (a)(b)(c)	11,240	11,240
Series 2017 XF 2414, 1.33% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,000	3,000
Series 2017 XG 0115, 1.31% 9/6/19 (Liquidity Facility Citibank NA) (a)(b)(c)	5,300	5,300
Series DB XF 1041, 1.31% 9/6/19 (Liquidity Facility Cr. Suisse AG) (a)(b)(c)	12,795	12,795
Series Floaters G 80, 1.35% 9/6/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,000	3,000
Series Floaters G1, 1.35% 9/6/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	4,000	4,000
Series Floaters G2, 1.35% 9/6/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	5,000	5,000
Series Floaters G68, 1.35% 9/6/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	5,000	5,000
Series Floaters XF 10 38, 1.45% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	5,035	5,035
Series Floaters XF 23 72, 1.31% 9/6/19 (Liquidity Facility Citibank NA) (a)(b)(c)	4,200	4,200
Series Floaters XM 06 93, 1.33% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,225	2,225
Series Floaters XM 07 05, 1.37% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	7,500	7,500
Series Floaters YX 10 84, 1.33% 9/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	7,500	7,500
Series Floaters YX 10 90, 1.33% 9/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,825	2,825
Series Floaters ZF 27 10, 1.37% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	5,490	5,490
Series Floaters ZM 06 04, 1.36% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	2,500	2,500
Series Floaters ZM 06 05, 1.36% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	2,000	2,000
Series Floaters ZM 06 08, 1.36% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	4,575	4,575
Series RBC G 52, 1.35% 9/6/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,000	3,000
Series Spears DB 80 17, 1.5% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	1,000	1,000
Series Spears DB 80 18, 1.5% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	5,920	5,920
California Health Facilities Fing. Auth. Participating VRDN Series Floaters XG 00 49, 1.45% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	5,200	5,200
California Health Facilities Fing. Auth. Rev.:
Bonds Series Floaters G 44, 1.5%, tender 11/1/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	2,500	2,500
Participating VRDN:
Series 15 XF0120, 1.33% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	16,600	16,600
Series 15 XF0131, 1.33% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	15,235	15,235
Series 16 ZF0212, 1.33% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,935	2,935
Series 16 ZF0426, 1.35% 9/6/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	4,280	4,280
Series 2015 ZF0213, 1.33% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	7,500	7,500
Series 2017 XF 2048, 1.31% 9/6/19 (Liquidity Facility Citibank NA) (a)(b)(c)	2,700	2,700
Series 2017 XF 2417, 1.36% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	15,375	15,375
Series 2017, 1.36% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	17,030	17,030
Series DB 15 XF 0234, 1.31% 9/6/19 (Liquidity Facility Cr. Suisse AG) (a)(b)(c)	17,565	17,565
Series Floaters 013, 1.47% 10/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	23,980	23,980
Series Floaters XF 05 23, 1.35% 9/6/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	5,625	5,625
Series Floaters XF 06 08, 1.35% 9/6/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	8,165	8,165
Series Floaters XF 06 22, 1.35% 9/6/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	9,405	9,405
Series Floaters XF 06 33, 1.35% 9/6/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	9,000	9,000
Series Floaters XF 07 62, 1.33% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,300	2,300
Series Floaters XF 24 67, 1.37% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	20,000	20,000
Series Floaters XF 24 71, 1.31% 9/6/19 (Liquidity Facility Citibank NA) (a)(b)(c)	4,000	4,000
Series Floaters XF 25 95, 1.3% 9/6/19 (Liquidity Facility Citibank NA) (a)(b)(c)	7,200	7,200
Series Floaters XF 26 98, 1.33% 9/6/19 (Liquidity Facility Citibank NA) (a)(b)(c)	2,600	2,600
Series Floaters XG 01 04, 1.37% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	500	500
Series Floaters XG 01 20, 1.32% 9/6/19 (Liquidity Facility Citibank NA) (a)(b)(c)	29,700	29,700
Series Floaters XG 01 25, 1.35% 9/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	6,755	6,755
Series Floaters XG 01 28, 1.31% 9/6/19 (Liquidity Facility Citibank NA) (a)(b)(c)	2,665	2,665
Series Floaters XG 01 41, 1.36% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	7,925	7,925
Series Floaters XG 01 44, 1.33% 9/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	16,000	16,000
Series Floaters XL 00 45, 1.33% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,840	1,840
Series Floaters XM 03 01, 1.35% 9/6/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	8,000	8,000
Series Floaters XM 06 96, 1.35% 9/6/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,295	1,295
Series Floaters ZF 26 33, 1.37% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	7,345	7,345
Series Floaters ZM 05 02, 1.37% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	5,000	5,000
Series Floaters ZM 05 43, 1.38% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	4,000	4,000
Series MS 3239, 1.38% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	2,200	2,200
Series MS 3267, 1.38% 9/6/19 (Liquidity Facility Cr. Suisse AG) (a)(b)(c)	6,000	6,000
Series MS 3389, 1.38% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	4,000	4,000
Series TD 0036, 1.35% 9/6/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	7,105	7,105
Series XM 07 70, 1.36% 9/6/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,500	1,500
California Infrastructure and Econ. Dev. Bank Rev. Participating VRDN Series Floaters XF 07 48, 1.35% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)(e)	3,715	3,715
California Muni. Fin. Auth. Rev. Participating VRDN Series Floaters XL 00 59, 1.35% 9/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,200	1,200
California State Univ. Rev. Participating VRDN:
Series Floaters XF 24 41, 1.33% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	7,675	7,675
Series Floaters ZF 06 73, 1.35% 9/6/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,200	1,200
Series Floaters ZF 25 72, 1.36% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	4,890	4,890
Series Floaters ZF 26 24, 1.36% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	5,000	5,000
Series Floaters ZF 26 60, 1.37% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	17,625	17,625
Series XL 01 09, 1.33% 9/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,250	1,250
California Statewide Cmntys. Dev. Auth. Rev. Participating VRDN:
Series 2017:
1.35% 9/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,800	1,800
1.47% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	9,700	9,700
Series ROC II R 14001, 1.31% 9/6/19 (Liquidity Facility Citibank NA) (a)(b)(c)	2,375	2,375
Series XF 23 59, 1.35% 9/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	825	825
Central Union High School District Participating VRDN Series Floaters XF 07 59, 1.39% 9/6/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	4,300	4,300
Chaffey Unified High School District Participating VRDN:
Series Floaters XF 05 48, 1.38% 9/6/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	5,800	5,800
Series Floaters ZM 05 85, 1.38% 9/6/19 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	1,750	1,750
Coast Cmnty. College District Participating VRDN:
Series Floaters G7, 1.35% 9/6/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	5,000	5,000
Series Floaters XM 06 89, 1.35% 9/6/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	5,705	5,705
Corona-Norco Unified School District Participating VRDN Series RBC G 64, 1.35% 9/6/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,500	2,500
Dignity Health Participating VRDN:
Series 17 04, 1.47% 10/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	78,285	78,285
Series DBE 80 11, 1.57% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	39,700	39,700
Dublin Unified School District Participating VRDN Series Solar 0062, 1.3% 9/3/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	24,130	24,130
East Bay Muni. Util. District Participating VRDN Series XM 02 94, 1.35% 9/6/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	10,100	10,100
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN:
Series EGL1310, 1.32% 9/6/19 (Liquidity Facility Citibank NA) (a)(b)(c)	21,700	21,700
Series Floaters ZM 05 98, 1.36% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	2,500	2,500
Series Floaters ZM 06 03, 1.3% 9/6/19 (Liquidity Facility Citibank NA) (a)(b)(c)	6,750	6,750
Series MS 3250, 1.38% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	1,000	1,000
Eastern Muni. Wtr. District Fing. W Participating VRDN:
Series Floaters XF 24 48, 1.3% 9/6/19 (Liquidity Facility Citibank NA) (a)(b)(c)	2,400	2,400
Series Floaters ZF 27 08, 1.37% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	9,055	9,055
Series Floaters ZM 05 10, 1.32% 9/6/19 (Liquidity Facility Citibank NA) (a)(b)(c)	7,500	7,500
El Camino Hosp. Participating VRDN Series 2017 XF 2415, 1.35% 9/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,575	3,575
Elk Grove Unified School District Participating VRDN:
Series Floaters XG 01 27, 1.36% 9/6/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	2,100	2,100
Series Floaters XM 07 36, 1.33% 9/6/19 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	3,370	3,370
Series Solar 17 0033, 1.3% 9/3/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	9,225	9,225
Escondido Participating VRDN Series Floaters G 77, 1.35% 9/6/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	5,375	5,375
Fillmore Calif Wastewtr. Rev. Participating VRDN Series Floaters XF 24 70, 1.35% 9/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,900	1,900
Folsom Cordova Unified School District Participating VRDN Series XF 25 64, 1.31% 9/6/19 (Liquidity Facility Citibank NA) (a)(b)(c)	3,750	3,750
Folsom-Cordova Unified School District Participating VRDN Series XM 07 44, 1.4% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	5,400	5,400
Foothill-De Anza Cmnty. College District Participating VRDN:
Series MS 3288, 1.38% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	1,725	1,725
Series ROC II R 14066, 1.31% 9/6/19 (Liquidity Facility Citibank NA) (a)(b)(c)	3,500	3,500
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Participating VRDN Series Floaters XG 02 43, 1.39% 9/6/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,110	1,110
Fresno Joint Pwr. Fing. Auth. Leasing Rev. Participating VRDN Series Floaters ZF 10 59, 1.5% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,300	1,300
Fresno Unified School District Participating VRDN:
Series Floaters 05 75, 1.5% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,150	2,150
Series Floaters XF 07 70, 1.35% 9/6/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	6,650	6,650
Garvey School District Participating VRDN Series Floaters XF 26 60, 1.55% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	1,370	1,370
Grossmont Union High School District Participating VRDN Series Floaters ZF 03 62, 1.45% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,600	1,600
Grossmont-Cuyamaca Cmnty. College District Participating VRDN:
Series Floaters XF 06 69, 1.36% 9/6/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,500	2,500
Series Floaters XG 01 88, 1.36% 9/6/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,000	2,000
Series Floaters ZF 26 61, 1.37% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	15,110	15,110
Hartnell Cmnty. College District Participating VRDN Series Floaters XF 05 87, 1.37% 9/6/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	500	500
Hayward Area Recreation and Park District Participating VRDN Series Floaters XF 24 68, 1.37% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	5,000	5,000
Huntington Beach City Participating VRDN Series Solar 17 0029, 1.3% 9/3/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	5,990	5,990
Irvine Ranch Wtr. District Ctfs. of Prtn. Participating VRDN Series Floaters ZM 06 35, 1.35% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,525	1,525
La Canada Unified School District Participating VRDN Series Floaters XF 26 42, 1.35% 9/6/19 (Liquidity Facility Citibank NA) (a)(b)(c)	4,300	4,300
Long Beach Cmnty. College Participating VRDN Series Floaters XF 07 80, 1.33% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	4,729	4,729
Long Beach Unified School District Participating VRDN:
Series 2017, 1.37% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	23,865	23,865
Series Floaters XF 24 58, 1.37% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	2,500	2,500
Los Angeles Cmnty. College District Participating VRDN Series Floaters XF 27 74, 1.36% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	3,750	3,750
Los Angeles Cnty. Metropolitan Trans. Auth. Bonds Series RBC E67, 1.35%, tender 9/6/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	10,670	10,670
Los Angeles County Facilities, Inc. Participating VRDN Series XM 07 50, 1.4% 9/6/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,550	1,550
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series ZF 01 84, 1.38% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,600	1,600
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series 16 XL0005, 1.33% 9/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	5,405	5,405
Series Floaters XM 04 27, 1.33% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	7,500	7,500
Series ROC II R 11842, 1.31% 9/6/19 (Liquidity Facility Citibank NA) (a)(b)(c)	6,750	6,750
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series Floaters XF 07 32, 1.35% 9/6/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	7,520	7,520
Series Floaters XF 07 44, 1.35% 9/6/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,750	3,750
Series Floaters XF 25 54, 1.31% 9/6/19 (Liquidity Facility Citibank NA) (a)(b)(c)	4,800	4,800
Series Floaters XF 25 62, 1.31% 9/6/19 (Liquidity Facility Citibank NA) (a)(b)(c)	3,665	3,665
Series Floaters XL 00 96, 1.35% 9/6/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,000	1,000
Series Floaters XM 03 79, 1.33% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	5,370	5,370
Series MS 3289, 1.38% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	900	900
Series MS 3345, 1.38% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	3,060	3,060
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series 15 XF2168, 1.31% 9/6/19 (Liquidity Facility Citibank NA) (a)(b)(c)	5,710	5,710
Series DB 8028, 1.5% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	4,000	4,000
Series Floaters XG 01 21, 1.35% 9/6/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	3,000	3,000
Series Floaters YX 10 85, 1.33% 9/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	7,500	7,500
Series Floaters ZM 04 68, 1.35% 9/6/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	7,415	7,415
Series MS 3397, 1.38% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	10,600	10,600
Series ROC 14087, 1.31% 9/6/19 (Liquidity Facility Citibank NA) (a)(b)(c)	7,200	7,200
Los Angeles Hbr. Dept. Rev. Participating VRDN Series Floaters XF 07 61, 1.33% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,875	1,875
Los Angeles Unified School District Participating VRDN:
Series Floaters XF 25 75, 1.31% 9/6/19 (Liquidity Facility Citibank NA) (a)(b)(c)	8,000	8,000
Series Floaters YX 10 87, 1.33% 9/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	11,250	11,250
Series Floaters ZM 05 91, 1.37% 9/6/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	4,800	4,800
Series Floaters ZM 05 92, 1.37% 9/6/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	2,400	2,400
Series Floaters ZM 06 01, 1.37% 9/6/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	3,145	3,145
Los Angeles Wastewtr. Sys. Rev.:
Bonds Series Floaters G 26, 1.5%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	5,000	5,000
Participating VRDN:
Series 15 ZF0243, 1.33% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	5,430	5,430
Series 2015 ZF 0242, 1.33% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,100	2,100
Series ROC II R 14059, 1.31% 9/6/19 (Liquidity Facility Citibank NA) (a)(b)(c)	6,000	6,000
Lucia Mar Unified School District Participating VRDN Series 2017, 1.33% 9/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	6,400	6,400
Lucile Salter Packard Children's Hosp. Participating VRDN Series Floaters XG 01 48, 1.38% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	2,138	2,138
Marin Pub. Fing. Auth. Rev. Sausalito-Marin San. District Participating VRDN Series 2017 XF 2436, 1.37% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	6,315	6,315
Mount San Antonio Cmnty. College Participating VRDN Series Floaters XF 07 53, 1.35% 9/6/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	4,000	4,000
Oakland Gen. Oblig. Participating VRDN Series RBC G 61, 1.35% 9/6/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,650	2,650
Ohlone Cmnty. College District Participating VRDN Series Floaters XM 07 39, 1.31% 9/6/19 (Liquidity Facility Citibank NA) (a)(b)(c)	11,800	11,800
Ontario Montclair School District Participating VRDN Series Floaters XF 28 05, 1.38% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	4,975	4,975
Oxnard School District Participating VRDN Series Floaters G8, 1.35% 9/6/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,000	3,000
Palmdale School District Participating VRDN Series Floaters XF 24 43, 1.37% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	7,125	7,125
Palomar Cmnty. College District Participating VRDN:
Series Floaters XF 07 78, 1.35% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,345	3,345
Series Floaters XF 25 65, 1.31% 9/6/19 (Liquidity Facility Citibank NA) (a)(b)(c)	2,885	2,885
Pub. Utils. Commission San Francisco City & County Wastewtr. Rev. Participating VRDN:
Series Floaters XF 07 27, 1.35% 9/6/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,000	3,000
Series Floaters ZF 27 44, 1.37% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	6,905	6,905
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series Floaters XF 27 52, 1.33% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	6,200	6,200
Riverside County Trans. Commission Sales Tax Rev. Participating VRDN Series Floaters XF 22 97, 1.35% 9/6/19 (Liquidity Facility Citibank NA) (a)(b)(c)	1,775	1,775
Sacramento Area Flood Cont. Agcy. Participating VRDN:
Series Floaters XM 04 55, 1.38% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	1,100	1,100
Series Floaters YX 10 37, 1.33% 9/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	4,540	4,540
Series Floaters ZM 04 57, 1.35% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	6,330	6,330
Series Floaters ZM 04 58, 1.35% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	10,845	10,845
San Diego Cmnty. College District Participating VRDN Series XM 02 90, 1.35% 9/6/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	5,700	5,700
San Diego Unified School District Participating VRDN:
Series Floaters XF 07 00, 1.35% 9/6/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	2,300	2,300
Series Floaters XF 07 55, 1.35% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	6,155	6,155
Series Floaters XF 27 80, 1.33% 9/6/19 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	4,000	4,000
Series Floaters XM 05 64, 1.35% 9/6/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,500	2,500
Series Floaters XM 07 27, 1.35% 9/6/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,425	2,425
Series Floaters ZF 27 09, 1.37% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	2,500	2,500
Series RBC G 51, 1.35% 9/6/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,000	2,000
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN Series ROC II R 14035, 1.31% 9/6/19 (Liquidity Facility Citibank NA) (a)(b)(c)	5,000	5,000
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series Floaters XF 24 49 1.31% 9/6/19 (Liquidity Facility Citibank NA) (a)(b)(c)	2,500	2,500
Series floaters XX 10 51, 1.33% 9/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,330	3,330
Series ZM 06 43, 1.33% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,655	2,655
San Francisco City & County Gen. Oblig. Participating VRDN Series EGL 17 0008, 1.32% 9/6/19 (Liquidity Facility Citibank NA) (a)(b)(c)	8,795	8,795
San Francisco Pub. Utils. Commission Wtr. Rev. Participating VRDN Series Floaters XF 06 07, 1.35% 9/6/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	4,330	4,330
San Jose Unified School District Santa Clara County Participating VRDN Series Floaters XF 25 34, 1.31% 9/6/19 (Liquidity Facility Citibank NA) (a)(b)(c)	2,740	2,740
San Mateo Unified School District Participating VRDN Series Floaters XF 07 68, 1.35% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,505	2,505
San Rafael Calif City High School Participating VRDN Series Floaters XF 06 74, 1.36% 9/6/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,000	3,000
Sanger Unified School District Participating VRDN Series Floaters XF 24 63, 1.37% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	10,705	10,705
Santa Ana Unified School District Participating VRDN Series Floaters XL 01 06, 1.43% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	3,700	3,700
Santa Clara County Fing. Auth. Lease Rev. Participating VRDN Series ZF 28 20, 1.3% 9/6/19 (Liquidity Facility Citibank NA) (a)(b)(c)	9,300	9,300
Santa Clara County Gen. Oblig. Participating VRDN:
Series Floaters XF 06 46, 1.35% 9/6/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	2,985	2,985
Series ZM 06 40, 1.35% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,500	2,500
Santa Clara Unified School District Participating VRDN Series Floaters XG 02 33, 1.36% 9/6/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	6,800	6,800
Santa Monica Cmnty. College District Gen. Oblig. Participating VRDN:
Series 15 XF2169, 1.32% 9/6/19 (Liquidity Facility Citibank NA) (a)(b)(c)	4,800	4,800
Series Floaters ZF 06 30, 1.35% 9/6/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	5,000	5,000
Solano Cmnty. College District Participating VRDN Series Floaters XF 24 59, 1.37% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	3,145	3,145
Sonoma County Jr. College District Rev. Participating VRDN Series Floaters G6, 1.35% 9/6/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	5,000	5,000
South San Francisco Calif District Participating VRDN Series 2016, 1.3% 9/3/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	17,190	17,190
Southwestern Cmnty. College District Gen. Oblig. Participating VRDN:
Series Floaters G 92, 1.35% 9/6/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,250	3,250
Series Floaters XF 07 81, 1.35% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,107	2,107
Series Floaters XF 27 26, 1.37% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	3,250	3,250
The Regents of the Univ. of California Participating VRDN Series XM 03 58, 1.33% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,000	3,000
The Regents of the Univ. of California Gen. Rev. Participating VRDN Series Floaters XM 03 90, 1.33% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	7,500	7,500
Trustees of the California State Univ. Participating VRDN Series ZM 00 90, 1.33% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,580	3,580
Univ. of California Regents Med. Ctr. Pool Rev. Participating VRDN:
Series 2018 Floaters XX 10 92, 1.33% 9/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,225	2,225
Series Floaters YX 10 97, 1.33% 9/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	6,030	6,030
Univ. of California Revs. Participating VRDN:
Series 15 ZF0177, 1.33% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,810	3,810
Series 15 ZF0178, 1.33% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,500	2,500
Series 16 XL0001, 1.33% 9/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	15,375	15,375
Series 2015 ZF0186, 1.33% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,500	2,500
Series 2015 ZF0187, 1.33% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	4,605	4,605
Series Floaters XF 05 24, 1.35% 9/6/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	9,075	9,075
Series Floaters XF 06 32, 1.35% 9/6/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	5,200	5,200
Series Floaters XM 04 34, 1.33% 9/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,500	1,500
Series Floaters XM 07 04, 1.3% 9/6/19 (Liquidity Facility Citibank NA) (a)(b)(c)	30,930	30,930
Series Floaters XM 07 33, 1.3% 9/6/19 (Liquidity Facility Citibank NA) (a)(b)(c)(e)	2,170	2,170
Series Floaters YX 10 98, 1.33% 9/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,500	3,500
Series Floaters ZF 06 27, 1.35% 9/6/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	2,500	2,500
Series Floaters ZF 06 28, 1.35% 9/6/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	2,500	2,500
Series Floaters ZF 26 70, 1.37% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	25,000	25,000
Series Spears DB 80 20, 1.5% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	4,980	4,980
Whittier Health Facilities Rev. Participating VRDN Series Floaters CTFS 030, 1.47% 10/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	21,855	21,855
Yosemite Cmnty. College District Participating VRDN:
Series Floaters XF 07 72, 1.35% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,700	2,700
Series RBC G 50, 1.35% 9/6/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,300	3,300
		1,452,314
Connecticut - 0.2%
Connecticut Gen. Oblig. Participating VRDN:
Series Floaters 014, 1.5% 10/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	2,555	2,555
Series Floaters 016, 1.39% 9/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,365	2,365
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.53%, tender 4/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	1,700	1,700
		6,620
Florida - 0.1%
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, 1.48%, tender 10/31/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	495	495
Tallahassee Memorial Healthcare Participating VRDN Series Floaters ML 70 01, 1.4% 9/6/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	2,400	2,400
		2,895
Hawaii - 0.1%
Eclipse Fdg. Trust Various States Bonds Series 2019, 1.49%, tender 11/21/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	2,300	2,300
Illinois - 0.2%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 1.39% 9/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,000	1,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.5% 10/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	5,525	5,525
Illinois Gen. Oblig. Participating VRDN Series XM 07 59, 1.47% 9/6/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	2,600	2,600
		9,125
Michigan - 0.0%
Michigan Fin. Auth. Rev. Participating VRDN Series Floaters ZF 07 83, 1.45% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,600	1,600
New Jersey - 0.2%
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series Floaters 011, 1.5% 10/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,300	1,300
Series Floaters 012, 1.5% 10/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	5,000	5,000
		6,300
Ohio - 0.1%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 1.47% 9/6/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	400	400
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.5% 10/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	1,090	1,090
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.5% 10/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	1,600	1,600
		3,090
Oklahoma - 0.0%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN Series Floaters XG 02 10, 1.4% 9/6/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	310	310
Pennsylvania - 0.1%
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.5% 10/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	2,400	2,400
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 1.52%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	1,400	1,400
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 1.55%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	800	800
		4,600
South Carolina - 0.0%
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.55%, tender 4/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	600	600
Texas - 0.3%
Alamo Cmnty. Coll District Rev. Bonds Series G-111, 1.55%, tender 11/1/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	1,700	1,700
Brazos County Health Facilities Dv Corp. Participating VRDN Series BAML 50 21, 1.48% 9/6/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,700	1,700
Eclipse Fdg. Trust Various States Bonds Series 2019, 1.48%, tender 12/5/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	2,100	2,100
Frisco Independent School District Bonds Series Solar 0002, 1.48%, tender 11/21/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	600	600
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.5% 10/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	5,100	5,100
		11,200
TOTAL TENDER OPTION BOND
(Cost $1,500,954)		1,500,954

Other Municipal Security - 29.3%
Guam - 0.0%
Guam Govt. Bonds Series 2009 A, 7% 11/15/19 (Pre-Refunded to 11/15/19 @ 100)	1,275	1,290
California - 28.5%
California Gen. Oblig.:
Series 2011 A2:
1.28% 9/10/19, LOC Royal Bank of Canada, CP	15,765	15,765
1.29% 11/4/19, LOC Royal Bank of Canada, CP	18,000	18,000
1.3% 10/10/19, LOC Royal Bank of Canada, CP	4,435	4,435
Series A1:
1.27% 11/20/19, LOC Wells Fargo Bank NA, CP	18,000	18,000
1.32% 9/19/19, LOC Wells Fargo Bank NA, CP	25,000	25,000
1.38% 9/18/19, LOC Wells Fargo Bank NA, CP	12,250	12,250
1.55% 9/5/19, LOC Wells Fargo Bank NA, CP	10,395	10,395
Series A3, 1.25% 11/4/19, LOC MUFG Union Bank NA, CP	16,500	16,500
Series A4:
1.35% 11/6/19, LOC Toronto-Dominion Bank, CP	6,800	6,800
1.36% 9/26/19, LOC Toronto-Dominion Bank, CP	29,655	29,655
1.4% 9/25/19, LOC Toronto-Dominion Bank, CP	20,000	20,000
1.6% 9/10/19, LOC Toronto-Dominion Bank, CP	20,300	20,300
Series A6:
1.29% 10/3/19, LOC Bank of America NA, CP	26,990	26,990
1.29% 11/4/19, LOC Bank of America NA, CP	17,060	17,060
1.33% 9/19/19, LOC Bank of America NA, CP	18,700	18,700
California Health Facilities Fing. Auth. Rev. Bonds:
(Stanford Hosp. & Clinics Proj.):
Series 2008 B2, 1.45%, tender 10/3/19 (a)	15,750	15,750
Series 2012 C, SIFMA Municipal Swap Index + 0.250% 1.6%, tender 3/27/20 (a)(f)	8,100	8,100
Series 2013 C, 5%, tender 10/15/19 (a)	5,160	5,181
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, SIFMA Municipal Swap Index + 0.100% 1.45%, tender 11/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	30,290	30,290
Series 2010 B, SIFMA Municipal Swap Index + 0.000% 1.45%, tender 11/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	16,220	16,220
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series A1:
1.23% 10/3/19 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	5,805	5,805
1.25% 9/5/19 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	5,805	5,805
1.29% 11/5/19 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	18,300	18,300
1.32% 10/3/19 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	19,800	19,800
Series A2:
1.29% 9/5/19 (Liquidity Facility Bank of America NA), CP	45,500	45,500
1.3% 9/5/19 (Liquidity Facility Bank of America NA), CP	35,000	35,000
1.3% 10/3/19 (Liquidity Facility Bank of America NA), CP	15,000	15,000
1.31% 10/3/19 (Liquidity Facility Bank of America NA), CP	44,200	44,200
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Bonds Series 2015 A, 5% 6/1/20	500	514
Los Angeles County Cap. Asset Leasing Corp. Lease Rev.:
Series A, 1.38% 10/4/19, LOC Bank of The West San Francisco, CP	46,000	46,000
Series B, 1.36% 10/16/19, LOC U.S. Bank NA, Cincinnati, CP	53,000	53,000
Los Angeles County Gen. Oblig. TRAN Series 2019, 5% 6/30/20	52,400	54,012
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series ATE, 1.28% 10/3/19, LOC Citibank NA, CP	16,666	16,666
Los Angeles Gen. Oblig. TRAN Series 2019, 5% 6/25/20	150,000	154,586
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series A2:
1.26% 9/17/19, LOC Bank of America NA, CP	31,200	31,200
1.65% 12/5/19, LOC Bank of America NA, CP	2,400	2,400
Series A3:
1.25% 11/14/19, LOC U.S. Bank NA, Cincinnati, CP	5,000	5,000
1.55% 9/26/19, LOC U.S. Bank NA, Cincinnati, CP	5,900	5,900
Riverside County Gen. Oblig. TRAN Series 2019, 5% 6/30/20	25,000	25,766
San Francisco City & County Series A1, 1.32% 9/11/19, LOC Bank of America NA, CP	8,658	8,658
San Francisco City & County Pub. Util. Commission Wastewtr. Rev.:
Series A1, 1.43% 10/1/19, LOC Sumitomo Mitsui Banking Corp., CP	132,104	132,104
Series A2, 1.3% 10/1/19, LOC Bank of America NA, CP	24,930	24,929
San Jose Fin. Auth. Rev.:
Series 1, 1.48% 10/10/19, LOC State Street Bank & Trust Co., Boston, CP	1,932	1,932
Series 2, 1.48% 10/10/19, LOC U.S. Bank NA, Cincinnati, CP	1,933	1,933
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 12A, 1.33% 9/4/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	9,680	9,680
West Basin Muni. Wtr. District Rev. Series 2019, 1.3% 9/5/19, LOC Bank of The West San Francisco, CP	2,500	2,500
		1,101,581
Georgia - 0.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.45%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	7,420	7,420
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.45%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	7,295	7,295
		14,715
Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.46% tender 10/9/19, CP mode	5,400	5,400
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 1992, 1.5% tender 9/12/19, CP mode	8,200	8,200
Michigan - 0.0%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 1.6%, tender 3/27/20 (a)(f)	200	200
TOTAL OTHER MUNICIPAL SECURITY
(Cost $1,131,386)		1,131,386
	Shares (000s)	Value (000s)

Investment Company - 5.8%
Fidelity Tax-Free Cash Central Fund 1.44% (g)(h)
(Cost $223,875)	223,859	223,875
TOTAL INVESTMENT IN SECURITIES - 98.5%
(Cost $3,801,920)		3,801,920
NET OTHER ASSETS (LIABILITIES) - 1.5%		58,900
NET ASSETS - 100%		$3,860,820

Security Type Abbreviations

CP – COMMERCIAL PAPER

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

 (c) Coupon rates are determined by re-marketing agents based on current market conditions.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $151,090,000 or 3.9% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,885,000 or 0.2% of net assets.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Alamo Cmnty. Coll District Rev. Bonds Series G-111, 1.55%, tender 11/1/19 (Liquidity Facility Royal Bank of Canada)	6/6/19	$1,700
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.5% 10/11/19 (Liquidity Facility Barclays Bank PLC)	1/18/18	$2,400
California Health Facilities Fing. Auth. Rev. Bonds Series Floaters G 44, 1.5%, tender 11/1/19 (Liquidity Facility Royal Bank of Canada)	8/2/18	$2,500
California Health Facilities Fing. Auth. Rev. Participating VRDN Series Floaters 013, 1.47% 10/11/19 (Liquidity Facility Barclays Bank PLC)	6/15/17 - 1/16/19	$23,980
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.5% 10/11/19 (Liquidity Facility Barclays Bank PLC)	6/29/17	$2,555
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.53%, tender 4/1/20 (Liquidity Facility Royal Bank of Canada)	5/16/19	$1,700
Dignity Health Participating VRDN Series 17 04, 1.47% 10/11/19 (Liquidity Facility Barclays Bank PLC)	10/5/17 - 2/25/19	$78,285
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.5% 10/11/19 (Liquidity Facility Barclays Bank PLC)	5/31/18 - 6/18/19	$5,100
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.5% 10/11/19 (Liquidity Facility Barclays Bank PLC)	8/16/18 - 3/4/19	$5,525
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.5% 10/11/19 (Liquidity Facility Barclays Bank PLC)	9/14/17	$1,090
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.5% 10/11/19 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 8/6/18	$1,600
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 1.52%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada)	2/2/18 - 8/3/18	$1,400
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 1.55%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada)	8/2/18	$800
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.55%, tender 4/1/20 (Liquidity Facility Royal Bank of Canada)	5/16/19	$600
Whittier Health Facilities Rev. Participating VRDN Series Floaters CTFS 030, 1.47% 10/11/19 (Liquidity Facility Barclays Bank PLC)	12/6/18	$21,855

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$2,665
Total	$2,665

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,578,045)	$3,578,045
Fidelity Central Funds (cost $223,875)	223,875
Total Investment in Securities (cost $3,801,920)		$3,801,920
Cash		10
Receivable for investments sold		47,355
Receivable for fund shares sold		9,362
Interest receivable		9,799
Distributions receivable from Fidelity Central Funds		292
Receivable from investment adviser for expense reductions		119
Other receivables		2
Total assets		3,868,859
Liabilities
Payable for fund shares redeemed	$6,804
Distributions payable	405
Accrued management fee	637
Distribution and service plan fees payable	1
Other affiliated payables	192
Total liabilities		8,039
Net Assets		$3,860,820
Net Assets consist of:
Paid in capital		$3,860,697
Total distributable earnings (loss)		123
Net Assets		$3,860,820
Net Asset Value and Maximum Offering Price
California AMT Tax-Free Money Market:
Net Asset Value, offering price and redemption price per share ($781,200 ÷ 781,004 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($3,077,027 ÷ 3,076,215 shares)		$1.00
Service Class:
Net Asset Value, offering price and redemption price per share ($2,593 ÷ 2,591 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended August 31, 2019 (Unaudited)
Investment Income
Interest		$25,889
Income from Fidelity Central Funds		2,665
Total income		28,554
Expenses
Management fee	$3,697
Transfer agent fees	1,109
Distribution and service plan fees	3
Independent trustees' fees and expenses	8
Total expenses before reductions	4,817
Expense reductions	(730)
Total expenses after reductions		4,087
Net investment income (loss)		24,467
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	111
Total net realized gain (loss)		111
Net increase in net assets resulting from operations		$24,578

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,467	$34,671
Net realized gain (loss)	111	129
Net increase in net assets resulting from operations	24,578	34,800
Distributions to shareholders	(24,466)	(34,760)
Share transactions - net increase (decrease)	397,491	1,276,512
Total increase (decrease) in net assets	397,603	1,276,552
Net Assets
Beginning of period	3,463,217	2,186,665
End of period	$3,860,820	$3,463,217

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity California AMT Tax-Free Money Market Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016A	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.006	.012	.006	.003	–B	–B
Net realized and unrealized gain (loss)B	–	–	–	–	–	–
Total from investment operations	.006	.012	.006	.003	–B	–B
Distributions from net investment income	(.006)	(.012)	(.006)	(.003)	–B	–B
Distributions from net realized gain	–	–B	–B	–B	–B	–B
Total distributions	(.006)	(.012)	(.006)	(.003)	–B	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.63%	1.19%	.65%	.28%	.01%	.02%
Ratios to Average Net AssetsE,F
Expenses before reductions	.30%G	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.30%G	.30%	.30%	.29%	.06%	.06%
Expenses net of all reductions	.30%G	.30%	.30%	.29%	.06%	.06%
Net investment income (loss)	1.24%G	1.19%	.66%	.28%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$781	$686	$465	$319	$283	$317

 A For the year ended February 29.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity California AMT Tax-Free Money Market Fund Institutional Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.007	.013	.007	.003	–B	–B
Net realized and unrealized gain (loss)	–B	–B	–B	.001	–B	–B
Total from investment operations	.007	.013	.007	.004	–B	–B
Distributions from net investment income	(.007)	(.013)	(.007)	(.003)	–B	–B
Distributions from net realized gain	–	–B	–B	–B	–B	–B
Total distributions	(.007)	(.013)	(.007)	(.004)C	–B	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnD,E	.68%	1.29%	.75%	.36%	.01%	.02%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%H	.20%	.20%	.20%	.06%	.06%
Expenses net of all reductions	.20%H	.20%	.20%	.20%	.06%	.06%
Net investment income (loss)	1.33%H	1.29%	.76%	.37%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$3,077	$2,775	$1,719	$879	$405	$476

 A For the year ended February 29.

 B Amount represents less than $.0005 per share.

 C Total distributions of $.004 per share is comprised of distributions from net investment income of $.0034 and distributions from net realized gain of $.0002 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity California AMT Tax-Free Money Market Fund Service Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.005	.010	.005	.001	–B	–B
Net realized and unrealized gain (loss)B	–	–	–	–	–	–
Total from investment operations	.005	.010	.005	.001	–B	–B
Distributions from net investment income	(.005)	(.010)	(.005)	(.001)	–B	–B
Distributions from net realized gain	–	–B	–B	–B	–B	–B
Total distributions	(.005)	(.010)	(.005)	(.001)	–B	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.55%	1.04%	.49%	.14%	.01%	.02%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%	.51%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.45%G	.45%	.45%	.41%	.06%	.06%
Expenses net of all reductions	.45%G	.45%	.45%	.41%	.06%	.06%
Net investment income (loss)	1.08%G	1.04%	.51%	.15%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$2,593	$2,579	$2,833	$75	$78	$142

 A For the year ended February 29.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity California AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity California Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers California AMT Tax-Free Money Market, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders The Fund may be affected by economic and political developments in the state of California.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$3,801,920

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for California AMT Tax-Free Money Market so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Service Class	.25%	$3	$3

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class, with the exception of California AMT Tax-Free Money Market, pays a transfer agent fee equal to an annual rate of .05% of class-level average net assets. California AMT Tax-Free Money Market pays a transfer agent fee equal to an annual rate of .10% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Amount
California AMT Tax-Free Money Market	$366
Institutional Class	742
Service Class	1
$1,109

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $727 and $1, respectively.

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
California AMT Tax-Free Money Market	$1

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2019	Year ended February 28, 2019
Distributions to shareholders
California AMT Tax-Free Money Market	$4,543	$6,837
Institutional Class	19,909	27,896
Service Class	14	27
Total	$24,466	$34,760

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2019	Year ended February 28, 2019	Six months ended August 31, 2019	Year ended February 28, 2019
California AMT Tax-Free Money Market
Shares sold	435,966	735,671	$435,966	$735,671
Reinvestment of distributions	4,073	6,085	4,073	6,085
Shares redeemed	(344,684)	(520,685)	(344,684)	(520,685)
Net increase (decrease)	95,355	221,071	$95,355	$221,071
Institutional Class
Shares sold	1,935,605	3,583,784	$1,935,605	$3,583,784
Reinvestment of distributions	17,581	24,142	17,581	24,142
Shares redeemed	(1,651,064)	(2,552,232)	(1,651,064)	(2,552,232)
Net increase (decrease)	302,122	1,055,694	$302,122	$1,055,694
Service Class
Reinvestment of distributions	14	27	14	27
Shares redeemed	–(a)	(280)	–(b)	(280)
Net increase (decrease)	14	(253)	$14	$(253)

 (a) In the amount of less than five hundred shares.

 (b) In the amount of less than five hundred dollars.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2019 to August 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During Period-B March 1, 2019 to August 31, 2019
California AMT Tax-Free Money Market	.30%
Actual		$1,000.00	$1,006.30	$1.51
Hypothetical-C		$1,000.00	$1,023.63	$1.53
Institutional Class	.20%
Actual		$1,000.00	$1,006.80	$1.01
Hypothetical-C		$1,000.00	$1,024.13	$1.02
Service Class	.45%
Actual		$1,000.00	$1,005.50	$2.27
Hypothetical-C		$1,000.00	$1,022.87	$2.29

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

SCM-SANN-1019
1.855636.112

Fidelity® California Municipal Money Market Fund Semi-Annual Report August 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 8/31/19
1 - 7	90.1
8 - 30	1.1
31 - 60	5.0
61 - 90	0.2
91 - 180	0.1
>180	3.5

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of August 31, 2019
Variable Rate Demand Notes (VRDNs)	38.9%
Tender Option Bond	39.0%
Other Municipal Security	21.3%
Investment Companies	0.7%
Net Other Assets (Liabilities)	0.1%

Current 7-Day Yield

8/31/19
Fidelity® California Municipal Money Market Fund	0.93%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 38.9%
	Principal Amount (000s)	Value (000s)
Alabama - 0.4%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.52% 9/6/19, VRDN (a)(b)	$7,161	$7,161
Arkansas - 0.4%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 1.52% 9/6/19, VRDN (a)(b)	2,600	2,600
Series 2002, 1.53% 9/6/19, VRDN (a)(b)	4,500	4,500
		7,100
California - 35.6%
Alameda County Indl. Dev. Auth. Rev. (Edward L. Shimmon, Inc. Proj.) Series 1996 A, 1.37% 9/6/19, LOC BNP Paribas SA, VRDN (a)(b)	3,550	3,550
California Fin. Auth. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2007, 1.3% 9/3/19 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	17,105	17,105
California Hsg. Fin. Agcy. Rev.:
Series 2000 N, 1.5% 9/6/19, LOC Bank of America NA, VRDN (a)(b)	2,130	2,130
Series 2005 A, 1.5% 9/6/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	23,835	23,835
California Poll. Cont. Fing. Auth. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2001, 1.3% 9/3/19 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	4,350	4,350
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(Recology, Inc. Proj.) Series 2010 A, 1.37% 9/6/19, LOC Bank of America NA, VRDN (a)	5,295	5,295
(Recology, Inc. Proj.) Series 2018 A, 1.42% 9/6/19, LOC Wells Fargo Bank NA, VRDN (a)(b)(c)	59,250	59,250
California Statewide Cmntys. Dev. Auth. Indl. Dev. Rev. (Arthur Made Plastics, Inc. Proj.) Series 2000 A, 1.58% 9/6/19, LOC Bank of America NA, VRDN (a)(b)	500	500
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Irvine Apt. Cmntys. LP Proj.):
Series 2001 W1, 1.4% 9/3/19, LOC Wells Fargo Bank NA, VRDN (a)(b)	19,000	19,000
Series 2001 W2, 1.4% 9/3/19, LOC Wells Fargo Bank NA, VRDN (a)(b)	13,800	13,800
Series 2001 W3, 1.4% 9/3/19, LOC Wells Fargo Bank NA, VRDN (a)(b)	4,900	4,900
(Maple Square Apt. Proj.) Series AA, 1.36% 9/6/19, LOC Citibank NA, VRDN (a)(b)	455	455
(Terraces at Park Marino Proj.) Series I, 1.42% 9/6/19, LOC Bank of The West San Francisco, VRDN (a)(b)	4,470	4,470
(The Crossings at Elk Grove Apts.) Series H, 1.36% 9/6/19, LOC Citibank NA, VRDN (a)(b)	6,530	6,530
(Westgate Pasadena Apts. Proj.) Series 2013 B, 1.61% 9/6/19 (ERP Operating LP Guaranteed), VRDN (a)(b)	22,125	22,125
Garden Grove Hsg. Auth. Multi-family Hsg. Rev. (Valley View Sr. Villas Proj.) Series 1990 A, 1.38% 9/6/19, LOC MUFG Union Bank NA, VRDN (a)(b)	9,100	9,100
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2019 A1, 1.2% 9/3/19 (Liquidity Facility Toronto-Dominion Bank), VRDN (a)	12,550	12,550
Los Angeles Multi-family Hsg. Rev. (Colonia Corona Apts. Proj.) Series 2004 D, 1.36% 9/6/19, LOC Citibank NA, VRDN (a)(b)	2,300	2,300
Sacramento Hsg. Auth. Multi-family Rev. (Phoenix Park II Apts. Proj.) 1.36% 9/6/19, LOC Citibank NA, VRDN (a)(b)	5,576	5,576
San Diego Hsg. Auth. Multi-family Hsg. Rev. (Delta Village Apts. Proj.) Series A, 1.41% 9/6/19, LOC Citibank NA, VRDN (a)(b)	5,300	5,300
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 A1, 1.4% 9/6/19, LOC Bank of America NA, VRDN (a)(b)	7,760	7,760
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev.:
(Antonia Manor Apts. Proj.) Series 2000 E, 1.48% 9/6/19, LOC Citibank NA, VRDN (a)(b)	750	750
(Mission Creek Cmnty. Proj.) Series B, 1.36% 9/6/19, LOC Citibank NA, VRDN (a)(b)	4,435	4,435
(Ocean Beach Apts. Proj.) Series B, 1.36% 9/6/19, LOC Citibank NA, VRDN (a)(b)	4,210	4,210
Series 2000 G, 1.37% 9/6/19, LOC Citibank NA, VRDN (a)(b)	6,090	6,090
San Jose Multi-family Hsg. Rev.:
(Betty Ann Gardens Apts. Proj.) Series 2002 A, 1.41% 9/6/19, LOC Citibank NA, VRDN (a)(b)	5,450	5,450
(El Paseo Apts. Proj.) Series 2002 B, 1.41% 9/6/19, LOC Citibank NA, VRDN (a)(b)	3,745	3,745
Santa Clara County Hsg. Auth. Multi-family Hsg. Rev. (Timberwood Apts. Proj.) Series B, 1.48% 9/6/19, LOC MUFG Union Bank NA, VRDN (a)(b)	9,785	9,785
FHLMC:
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) Series Z, 1.35% 9/6/19, LOC Freddie Mac, VRDN (a)(b)	9,500	9,500
(Heritage Park Apts. Proj.) Series 2008 C, 1.35% 9/6/19, LOC Freddie Mac, VRDN (a)(b)	30,000	30,000
(Vizcaya Apts. Proj.) Series B, 1.35% 9/6/19, LOC Freddie Mac, VRDN (a)(b)	19,955	19,955
Orange County Apt. Dev. Rev. (Park Place Apts. Proj.) Series 1989 A, 1.35% 9/6/19, LOC Freddie Mac, VRDN (a)(b)	15,400	15,400
San Jose Multi-family Hsg. Rev.:
(Trestles Apts. Proj.) Series 2004 A, 1.35% 9/6/19, LOC Freddie Mac, VRDN (a)(b)	7,225	7,225
(Turnleaf Apts. Proj.) Series 2003 A, 1.4% 9/6/19, LOC Freddie Mac, VRDN (a)(b)	15,090	15,090
FNMA:
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. ( Terrazza Apts. Proj.) Series 2002 A, 1.51% 9/6/19, LOC Fannie Mae, VRDN (a)(b)	10,000	10,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(The Belmont Proj.) Series 2005 F, 1.35% 9/6/19, LOC Fannie Mae, VRDN (a)(b)	19,890	19,890
(The Crossings Sr. Apts./Phase II Proj.) Series J, 1.37% 9/6/19, LOC Fannie Mae, VRDN (a)(b)	8,090	8,090
(Vista Del Monte Proj.) Series QQ, 1.35% 9/6/19, LOC Fannie Mae, VRDN (a)(b)	11,450	11,450
(Wilshire Court Proj.):
Series AAA, 1.35% 9/6/19, LOC Fannie Mae, VRDN (a)(b)	3,100	3,100
Series M, 1.35% 9/6/19, LOC Fannie Mae, VRDN (a)(b)	20,290	20,290
Series 2003 DD, 1.35% 9/6/19, LOC Fannie Mae, VRDN (a)(b)	14,600	14,600
Emeryville Redev. Agcy. Multi-family Hsg. Rev. Series 2002 A, 1.41% 9/6/19, LOC Fannie Mae, VRDN (a)(b)	30,000	30,000
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Hollywood & Vine Apts. Proj.) Series A, 1.36% 9/6/19, LOC Fannie Mae, VRDN (a)(b)	14,450	14,450
Orange County Apt. Dev. Rev.:
(Ladera Apts. Proj.) Series 2001 II B, 1.35% 9/6/19, LOC Fannie Mae, VRDN (a)(b)	17,700	17,700
(Wood Canyon Villas Proj.) Series 2001 E, 1.4% 9/6/19, LOC Fannie Mae, VRDN (a)(b)	7,860	7,860
Sacramento County Hsg. Auth. Multi-family Hsg. Rev. (California Place Apts. Proj.) Series B, 1.38% 9/6/19, LOC Fannie Mae, VRDN (a)(b)	3,445	3,445
San Diego Hsg. Auth. Multi-family Hsg. Rev. (Bay Vista Apts. Proj.) Series A, 1.35% 9/6/19, LOC Fannie Mae, VRDN (a)(b)	24,190	24,190
San Jose Multi-family Hsg. Rev.:
(Alamaden Family Apts. Proj.) Series 2003 D, 1.35% 9/6/19, LOC Fannie Mae, VRDN (a)(b)	24,615	24,615
(Almaden Lake Village Apt. Assoc. Proj.) Series 1997 A, 1.41% 9/6/19, LOC Fannie Mae, VRDN (a)(b)	16,500	16,500
(Kennedy Apt. Homes Proj.) Series 2002 K, 1.35% 9/6/19, LOC Fannie Mae, VRDN (a)(b)	7,475	7,475
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 1.35% 9/6/19, LOC Fannie Mae, VRDN (a)(b)	20,095	20,095
(Shaffer Road Apts. Proj.) Series A, 1.35% 9/6/19, LOC Fannie Mae, VRDN (a)(b)	29,825	29,825
		645,091
Indiana - 0.4%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.52% 9/6/19, VRDN (a)(b)	4,350	4,350
Series 2003 B, 1.57% 9/6/19, VRDN (a)(b)	2,770	2,770
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series H, 1.49% 9/6/19, VRDN (a)	30	30
		7,150
Kansas - 0.5%
Cygne Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994 B, 1.59% 9/6/19, VRDN (a)	4,740	4,740
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 1.6% 9/6/19, VRDN (a)	2,200	2,200
Series 2007 B, 1.6% 9/6/19, VRDN (a)	800	800
Wamego Kansas Poll. Cont. Rfdg. Rev. (Kansas Gas & Elec. Co. Proj.) Series 1994, 1.59% 9/6/19, VRDN (a)	500	500
		8,240
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.47% 9/6/19, VRDN (a)	2,100	2,100
Series 2010 B1, 1.5% 9/6/19, VRDN (a)	2,450	2,450
		4,550
Nebraska - 0.0%
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 1.52% 9/6/19, VRDN (a)(b)	300	300
Series 1998, 1.52% 9/6/19, VRDN (a)(b)	300	300
		600
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.53% 9/6/19, VRDN (a)(b)	1,200	1,200
South Carolina - 0.0%
Berkeley County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1995, 1.52% 9/6/19, VRDN (a)(b)	300	300
Series A, 1.49% 9/6/19, VRDN (a)(b)	500	500
		800
Tennessee - 0.0%
Memphis-Shelby County Indl. Dev. Board Facilities Rev. Series 2007, 1.52% 9/6/19, VRDN (a)(b)	200	200
Texas - 0.2%
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 1.52% 9/6/19, VRDN (a)(b)	3,450	3,450
West Virginia - 1.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.51% 9/6/19, VRDN (a)(b)	7,500	7,500
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.51% 9/6/19, VRDN (a)(b)	12,800	12,800
		20,300
Wisconsin - 0.0%
Green Bay Redev. Auth. (Green Bay Packaging, Inc. Proj.) 1.41% 9/6/19, LOC Wells Fargo Bank NA, VRDN (a)(b)(c)	600	600
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $706,442)		706,442

Tender Option Bond - 39.0%
California - 38.8%
Academy of Motion Picture Arts Participating VRDN Series 2017, 1.35% 9/6/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	3,495	3,495
Alameda Corridor Trans. Auth. Rev. Participating VRDN Series Floaters XL 00 85, 1.35% 9/6/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	3,200	3,200
Anaheim Elementary School District Participating VRDN Series Floaters XM 07 40, 1.33% 9/6/19 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	2,620	2,620
California Edl. Facilities Auth. Rev. Participating VRDN:
Series Floaters XM 07 34, 1.33% 9/6/19 (Liquidity Facility Cr. Suisse AG) (a)(d)(e)	3,500	3,500
Series MS 3346, 1.38% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	9,330	9,330
Series XF 24 00, 1.38% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	2,790	2,790
California Gen. Oblig. Participating VRDN:
Series 15 XF2161, 1.38% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	1,220	1,220
Series Spears DB 80 17, 1.5% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	1,100	1,100
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series 15 XF2119, 1.38% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	7,995	7,995
Series Floaters 013, 1.47% 10/11/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)(f)	14,445	14,445
Series Floaters XF 06 22, 1.35% 9/6/19 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	2,490	2,490
Series Floaters XF 06 33, 1.35% 9/6/19 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	9,040	9,040
Series Floaters XF 26 98, 1.33% 9/6/19 (Liquidity Facility Citibank NA) (a)(d)(e)	2,200	2,200
Series Floaters XG 01 25, 1.35% 9/6/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	13,700	13,700
Series Floaters XL 00 45, 1.33% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,600	1,600
Series Floaters XM 06 96, 1.35% 9/6/19 (Liquidity Facility Bank of America NA) (a)(d)(e)	1,000	1,000
Series MS 3239, 1.38% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	22,800	22,800
Series MS 3267, 1.38% 9/6/19 (Liquidity Facility Cr. Suisse AG) (a)(d)(e)	27,375	27,375
Series MS 3301, 1.38% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	7,330	7,330
California Infrastructure and Econ. Dev. Bank Rev. Participating VRDN Series Floaters XF 07 48, 1.35% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)(e)	2,200	2,200
California Muni. Fin. Auth. Rev. Participating VRDN:
Series Floaters XG 02 30, 1.42% 9/6/19 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	3,740	3,740
Series Floaters XL 00 59, 1.35% 9/6/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	1,370	1,370
California State Univ. Rev. Participating VRDN Series Floaters ZF 06 73, 1.35% 9/6/19 (Liquidity Facility Bank of America NA) (a)(d)(e)	1,040	1,040
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floaters 02 144A, 1.38% 9/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	23,910	23,910
California Statewide Cmntys. Dev. Auth. Rev. Participating VRDN:
Series 2017:
1.35% 9/6/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	4,530	4,530
1.47% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	9,050	9,050
Series Floaters XG 01 82, 1.35% 9/6/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	2,900	2,900
Series XF 23 59, 1.35% 9/6/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	5,925	5,925
Central Union High School District Participating VRDN Series Floaters XF 07 59, 1.39% 9/6/19 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	2,320	2,320
Chaffey Unified High School District Participating VRDN Series Floaters ZM 05 85, 1.38% 9/6/19 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	2,000	2,000
Dept. of Arpts. of the City of LA Participating VRDN Series YX 10 01, 1.38% 9/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	4,690	4,690
Dignity Health Participating VRDN:
Series 17 04, 1.47% 10/11/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)(f)	51,930	51,930
Series DBE 80 11, 1.57% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	26,300	26,300
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN Series MS 3250, 1.38% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	6,500	6,500
El Camino Hosp. Participating VRDN Series 2017 XF 2415, 1.35% 9/6/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	5,575	5,575
Fillmore Calif Wastewtr. Rev. Participating VRDN Series Floaters XF 24 70, 1.35% 9/6/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	3,635	3,635
Folsom-Cordova Unified School District Participating VRDN Series XM 07 44, 1.4% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	2,600	2,600
Foothill-De Anza Cmnty. College District Participating VRDN:
Series 15 ZF2116, 1.38% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	7,500	7,500
Series MS 3268 X, 1.38% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	5,000	5,000
Series MS 3288, 1.38% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	8,400	8,400
Fremont Union High School District, Santa Clara Participating VRDN Series Floaters XF 06 47, 1.35% 9/6/19 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	3,425	3,425
Fresno Joint Pwr. Fing. Auth. Leasing Rev. Participating VRDN Series Floaters ZF 10 59, 1.5% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	700	700
Fresno Unified School District Participating VRDN Series Floaters 05 75, 1.5% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,200	1,200
Garvey School District Participating VRDN Series Floaters XF 26 60, 1.55% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	2,900	2,900
Grossmont Healthcare District Participating VRDN Series MS 3253, 1.38% 9/6/19 (Liquidity Facility Cr. Suisse AG) (a)(d)(e)	14,375	14,375
Grossmont Union High School District Participating VRDN Series Floaters ZF 03 62, 1.45% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	905	905
Hartnell Cmnty. College District Participating VRDN Series Floaters XF 05 87, 1.37% 9/6/19 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	750	750
Independent Cities Calif Fin. A Participating VRDN Series XL 01 12, 1.37% 9/6/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	1,050	1,050
Irvine Ranch Wtr. District Ctfs. of Prtn. Participating VRDN Series Floaters ZM 06 35, 1.35% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,700	1,700
La Canada Unified School District Participating VRDN Series Floaters XF 26 42, 1.35% 9/6/19 (Liquidity Facility Citibank NA) (a)(d)(e)	3,800	3,800
Long Beach Cmnty. College Participating VRDN Series Floaters XF 07 80, 1.33% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,552	2,552
Los Angeles County Facilities, Inc. Participating VRDN Series XM 07 50, 1.4% 9/6/19 (Liquidity Facility Bank of America NA) (a)(d)(e)	700	700
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series ZF 01 84, 1.38% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	4,645	4,645
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series Floaters XF 06 99, 1.4% 9/6/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)(e)	6,520	6,520
Series Floaters XF 07 52, 1.4% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	3,975	3,975
Series Floaters XF 27 24, 1.4% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)(e)	20,275	20,275
Series Floaters XG 02 32, 1.4% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)(e)	9,525	9,525
Series Floaters XX 10 28, 1.38% 9/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	13,665	13,665
Series Floaters ZF 06 13, 1.4% 9/6/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)(e)	2,245	2,245
Series Floaters ZM 01 17, 1.41% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)(e)	7,645	7,645
Series Floaters ZM 05 95, 1.4% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)(e)	2,500	2,500
Series ZM 04 73, 1.41% 9/6/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)	2,505	2,505
Series ZM 04 87, 1.41% 9/6/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)	1,470	1,470
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series Floaters XM 03 79, 1.33% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	5,630	5,630
Series MS 3289, 1.38% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	7,230	7,230
Series MS 3345, 1.38% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	15,475	15,475
Series XG 0110, 1.38% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	2,000	2,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series MS 3397, 1.38% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	11,270	11,270
Series MS 3403, 1.38% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	8,975	8,975
Los Angeles Hbr. Dept. Rev. Participating VRDN Series 15 ZF0158, 1.4% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	5,280	5,280
Los Angeles Unified School District Participating VRDN:
Series Floaters XM 07 03, 1.35% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,890	2,890
Series Floaters ZM 05 91, 1.37% 9/6/19 (Liquidity Facility Bank of America NA) (a)(d)(e)	3,640	3,640
Series Floaters ZM 05 92, 1.37% 9/6/19 (Liquidity Facility Bank of America NA) (a)(d)(e)	1,325	1,325
Palomar Cmnty. College District Participating VRDN Series Floaters XF 07 78, 1.35% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,558	1,558
Riverside County Trans. Commission Sales Tax Rev. Participating VRDN Series Floaters XF 22 97, 1.35% 9/6/19 (Liquidity Facility Citibank NA) (a)(d)(e)	3,250	3,250
Sacramento Area Flood Cont. Agcy. Participating VRDN Series Floaters XM 04 55, 1.38% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	3,900	3,900
San Diego Unified School District Participating VRDN:
Series Floaters XF 07 00, 1.35% 9/6/19 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	1,700	1,700
Series Floaters XF 07 55, 1.35% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	3,540	3,540
Series MS 3330, 1.38% 9/6/19 (Liquidity Facility Cr. Suisse AG) (a)(d)(e)	5,940	5,940
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XF 07 12, 1.4% 9/6/19 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	103,005	103,005
Series Floaters XF 07 54, 1.4% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	20,450	20,450
Series Floaters XL 01 01, 1.4% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	24,810	24,810
Series Floaters XM 07 26, 1.4% 9/6/19 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	12,450	12,450
San Mateo Unified School District Participating VRDN Series Floaters XF 07 68, 1.35% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,460	1,460
Santa Ana Unified School District Participating VRDN Series Floaters XL 01 06, 1.43% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	1,920	1,920
Santa Clara Unified School District Participating VRDN Series Floaters XG 02 33, 1.36% 9/6/19 (Liquidity Facility Bank of America NA) (a)(d)(e)	3,600	3,600
Southwestern Cmnty. College District Gen. Oblig. Participating VRDN Series Floaters XF 07 81, 1.35% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,033	1,033
The Regents of the Univ. of California Participating VRDN Series XM 03 58, 1.33% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,000	2,000
Univ. of California Revs. Participating VRDN:
Series Floaters XF 06 32, 1.35% 9/6/19 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	4,935	4,935
Series Floaters ZF 06 29, 1.35% 9/6/19 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	5,000	5,000
Series Floaters ZM 06 60, 1.35% 9/6/19 (Liquidity Facility Bank of America NA) (a)(d)(e)	3,000	3,000
Series MS 3396, 1.38% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	7,830	7,830
Yosemite Cmnty. College District Participating VRDN Series Floaters XF 07 72, 1.35% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,410	1,410
		703,878
Illinois - 0.0%
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.5% 10/11/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)(f)	295	295
New Jersey - 0.1%
New Jersey Econ. Dev. Auth. Rev. Participating VRDN Series Floaters 011, 1.5% 10/11/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	700	700
Texas - 0.1%
Brazos County Health Facilities Dv Corp. Participating VRDN Series BAML 50 21, 1.48% 9/6/19 (Liquidity Facility Bank of America NA) (a)(d)(e)	800	800
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.5% 10/11/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)(f)	800	800
		1,600
Washington - 0.0%
Port of Seattle Rev. Participating VRDN Series XF 28 28, 1.45% 9/6/19 (Liquidity Facility Cr. Suisse AG) (a)(b)(d)(e)	500	500
TOTAL TENDER OPTION BOND
(Cost $706,973)		706,973

Other Municipal Security - 21.3%
California - 19.9%
California Gen. Oblig. Series A4:
1.35% 11/6/19, LOC Toronto-Dominion Bank, CP	3,200	3,200
1.6% 9/10/19, LOC Toronto-Dominion Bank, CP	10,015	10,015
California Health Facilities Fing. Auth. Rev. Bonds:
(Stanford Hosp. & Clinics Proj.) Series 2012 C, SIFMA Municipal Swap Index + 0.250% 1.6%, tender 3/27/20 (a)(g)	51,900	51,900
Series 2013 C, 5%, tender 10/15/19 (a)	600	603
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, SIFMA Municipal Swap Index + 0.100% 1.45%, tender 11/1/19 (Liquidity Facility Royal Bank of Canada) (a)(g)	150,545	150,545
Series 2010 B, SIFMA Municipal Swap Index + 0.000% 1.45%, tender 11/1/19 (Liquidity Facility Royal Bank of Canada) (a)(g)	117,745	117,745
Los Angeles County Cap. Asset Leasing Corp. Lease Rev. Series A, 1.38% 10/4/19, LOC Bank of The West San Francisco, CP	22,000	22,000
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series A2, 1.65% 12/5/19, LOC Bank of America NA, CP	1,100	1,100
Series A3, 1.55% 9/26/19, LOC U.S. Bank NA, Cincinnati, CP	2,900	2,900
		360,008
Florida - 0.6%
Florida Dev. Fin. Corp. Surface T Bonds (Virgin Trains U.S.A. Passenger Rail Proj.) Series 2019 B, 1.9%, tender 3/17/20 (a)(b)	11,465	11,465
New Hampshire - 0.8%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 1990 A, 1.6% tender 9/6/19, CP mode (b)	7,400	7,400
Series 1990 A1, 1.99% tender 9/25/19, CP mode (b)	7,000	7,000
		14,400
TOTAL OTHER MUNICIPAL SECURITY
(Cost $385,873)		385,873
	Shares (000s)	Value (000s)

Investment Company - 0.7%
Fidelity Municipal Cash Central Fund 1.46% (h)(i)
(Cost $12,632)	12,631	12,632
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $1,811,920)		1,811,920
NET OTHER ASSETS (LIABILITIES) - 0.1%		2,336
NET ASSETS - 100%		$1,814,256

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $62,050,000 or 3.4% of net assets.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $67,470,000 or 3.7% of net assets.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
California Health Facilities Fing. Auth. Rev. Participating VRDN Series Floaters 013, 1.47% 10/11/19 (Liquidity Facility Barclays Bank PLC)	6/15/17 - 10/16/17	$14,445
Dignity Health Participating VRDN Series 17 04, 1.47% 10/11/19 (Liquidity Facility Barclays Bank PLC)	10/5/17 - 5/16/19	$51,930
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.5% 10/11/19 (Liquidity Facility Barclays Bank PLC)	3/25/19 - 4/5/19	$800
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.5% 10/11/19 (Liquidity Facility Barclays Bank PLC)	3/4/19	$295

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$230
Total	$230

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,799,288)	$1,799,288
Fidelity Central Funds (cost $12,632)	12,632
Total Investment in Securities (cost $1,811,920)		$1,811,920
Cash		5
Receivable for fund shares sold		182
Interest receivable		4,190
Distributions receivable from Fidelity Central Funds		8
Prepaid expenses		4
Total assets		1,816,309
Liabilities
Payable for fund shares redeemed	$1,203
Distributions payable	68
Accrued management fee	538
Transfer agent fee payable	199
Other affiliated payables	15
Other payables and accrued expenses	30
Total liabilities		2,053
Net Assets		$1,814,256
Net Assets consist of:
Paid in capital		$1,813,848
Total distributable earnings (loss)		408
Net Assets, for 1,811,164 shares outstanding		$1,814,256
Net Asset Value, offering price and redemption price per share ($1,814,256 ÷ 1,811,164 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended August 31, 2019 (Unaudited)
Investment Income
Interest		$15,204
Income from Fidelity Central Funds		230
Total income		15,434
Expenses
Management fee	$3,328
Transfer agent fees	1,234
Accounting fees and expenses	93
Custodian fees and expenses	8
Independent trustees' fees and expenses	4
Registration fees	20
Audit	20
Legal	4
Miscellaneous	6
Total expenses before reductions	4,717
Expense reductions	(7)
Total expenses after reductions		4,710
Net investment income (loss)		10,724
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	170
Total net realized gain (loss)		170
Net increase in net assets resulting from operations		$10,894

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,724	$23,062
Net realized gain (loss)	170	251
Net increase in net assets resulting from operations	10,894	23,313
Distributions to shareholders	(10,725)	(23,061)
Share transactions
Proceeds from sales of shares	195,044	417,348
Reinvestment of distributions	10,222	22,066
Cost of shares redeemed	(385,341)	(1,002,758)
Net increase (decrease) in net assets and shares resulting from share transactions	(180,075)	(563,344)
Total increase (decrease) in net assets	(179,906)	(563,092)
Net Assets
Beginning of period	1,994,162	2,557,254
End of period	$1,814,256	$1,994,162
Other Information
Shares
Sold	195,044	417,348
Issued in reinvestment of distributions	10,222	22,066
Redeemed	(385,341)	(1,002,758)
Net increase (decrease)	(180,075)	(563,344)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity California Municipal Money Market Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.006	.010	.005	.001	–B	–B
Net realized and unrealized gain (loss)B	–	–	–	–	–	–
Total from investment operations	.006	.010	.005	.001	–B	–B
Distributions from net investment income	(.006)	(.010)	(.005)	(.001)	–B	–B
Distributions from net realized gain	–	–	–B	–B	–B	–
Total distributions	(.006)	(.010)	(.005)	(.001)	–B	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.57%	1.03%	.51%	.15%	.01%	.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%	.49%	.49%	.50%	.50%
Expenses net of fee waivers, if any	.50%G	.50%	.49%	.42%	.05%	.06%
Expenses net of all reductions	.50%G	.50%	.49%	.42%	.05%	.06%
Net investment income (loss)	1.13%G	1.02%	.48%	.11%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$1,814	$1,994	$2,557	$3,550	$6,366	$6,991

 A For the year ended February 29.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity California Municipal Money Market Fund (the Fund) is a fund of Fidelity California Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of California.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$1,811,920

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .01%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

Through arrangements with the Fund's transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $5.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2019 to August 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During Period-B March 1, 2019 to August 31, 2019
Actual	.50%	$1,000.00	$1,005.70	$2.52
Hypothetical-C		$1,000.00	$1,022.62	$2.54

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

CFS-SANN-1019
1.855639.112

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity California Municipal Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 24, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 24, 2019